245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 1, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Flex Mid Cap Index Fund

Fidelity Flex Small Cap Index Fund

Fidelity Large Cap Growth Index Fund

Fidelity Large Cap Value Index Fund

Fidelity Mid Cap Index Fund

Fidelity Series Large Cap Growth Index Fund

Fidelity Small Cap Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust